Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Goverment Securities At Fair Value (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Government Securities	$ 261,934,556	$ 268,683,871
Percentage Of Impairment Allowances Exposures Of Government Securities Gross Carry Forward	100.00%	100.00%
Stage 1
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Government Securities	$ 261,934,556	$ 268,683,871
Percentage Of Impairment Allowances Exposures Of Government Securities Gross Carry Forward	100.00%	100.00%
Local Government Securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Government Securities	$ 124,853,842	$ 67,604,659
Percentage Of Impairment Allowances Exposures Of Government Securities Gross Carry Forward	47.67%	25.16%
Local Government Securities [member] | Stage 1 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Government Securities	$ 124,853,842	$ 67,604,659
Central Bank of Argentina Bills [member]
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Government Securities	$ 132,970,751	$ 194,225,233
Percentage Of Impairment Allowances Exposures Of Government Securities Gross Carry Forward	50.76%	72.29%
Central Bank of Argentina Bills [member] | Stage 1
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Government Securities	$ 132,970,751	$ 194,225,233
Foreign Government securities [member]
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Government Securities	$ 4,109,963	$ 6,853,979
Percentage Of Impairment Allowances Exposures Of Government Securities Gross Carry Forward	1.57%	2.55%
Foreign Government securities [member] | Stage 1
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Government Securities	$ 4,109,963	$ 6,853,979